Share Based Compensation - Summary of Share Option Activities (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of options Outstanding, Beginning Balance	16,960,117
Number of options, Granted	836,164
Number of options, Forfeited	(266,409)
Number of options, Exercised	(3,648,341)
Number of options Outstanding, Ending Balance	13,881,531	16,960,117
Number of options, Vest and expect to vest	13,881,531
Number of options, Exercisable	9,532,499
Weighted average exercise price per share, Outstanding, Beginning Balance	¥ 0.64
Weighted average exercise price per share, Granted	0.7
Weighted average exercise price per share, Forfeited	0.63
Weighted average exercise price per share, Exercised	0.7
Weighted average exercise price per share, Outstanding, Ending Balance	0.70	¥ 0.64
Weighted average exercise price per share, Vest and expect to vest	0.7
Weighted average exercise price per share, Exercisable	0.70
Weighted average grant date fair value per share, Outstanding, Beginning Balance	28.73
Weighted average grant date fair value per share, Granted	25.45	22.46	¥ 57.05
Weighted average grant date fair value per share, Forfeited	42.53
Weighted average grant date fair value per share, Exercised	27.78
Weighted average grant date fair value, Outstanding, Ending Balance	31.64	¥ 28.73
Weighted average grant date fair value, Vest and expect to vest	31.64
Weighted average grant date fair value, Exercisable	¥ 27.59
Weighted average remaining contractual life, Outstanding	5 years 10 months 24 days	6 years 7 months 28 days
Weighted average remaining contractual life, Exercisable	5 years 1 month 20 days
Aggregate intrinsic value, Outstanding	¥ 271,092	¥ 305,280
Aggregate intrinsic value, Exercised	101,351	¥ 135,949	¥ 16,372
Aggregate intrinsic value, Exercisable	¥ 186,160